SUMMARY OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Bank service charges	$ 10,347	$ 6,008	$ 5,421
Filing and registration fees	55,040	61,569	40,563
Insurance	90,633	92,812	60,251
Office maintenance	43,089	44,545	31,888
Payroll	76,970	70,495	34,813
Regulatory fees	1,131	7,373	5,238
Rent	27,100	18,000	16,800
Travel	95,338	35,317	55,170
Warranty expense	9,750	3,250
General and administrative expenses	$ 409,398	$ 339,369	$ 250,144